Deferred Exploration and Evaluation Expenditure (Tables)	6 Months Ended
Dec. 31, 2025
Deferred Exploration and Evaluation Expenditure [Abstract]
Schedule of Exploration and Evaluation Phases
Exploration and evaluation phases:	31 December 2025 $ (Unaudited)	30 June 2025 $ (Audited)
Balance at beginning of period	39,712,591	35,213,542
Expenditure incurred	691,720	1,040,142
Foreign exchange movement	(4,321)	3,458,907
Balance at end of period	40,399,990	39,712,591